LOOMIS SAYLES FUNDS II

October 2, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:Loomis Sayles Funds II

(File Nos.: 33-39133 and 811-06241)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated September 29, 2020, for the Loomis Sayles Credit Income Fund, a series of Loomis Sayles Funds II, do not differ from those contained in Post-Effective Amendment No. 98 that was filed electronically on September 29, 2020.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary